Equity	12 Months Ended
Dec. 31, 2016
Equity
Note 4. Equity

Authorized: 100,000,000 common shares, par value $0.001

(a) Common Stock

No common stock was issued during the years ended December 31, 2016, 2015 and 2014.

(b) Warrants

The Company did not have any outstanding share purchase warrants at December 31, 2016 and December 31, 2015.

During the years ended December 31, 2016, 2015 and 2014, the Company did not have any share purchase warrants issued, cancelled or exercised.

(c) Stock Options

The Company has adopted a stock option plan (the “Plan”) to grant options to directors, officers, employees, and consultants. Under the Plan, the Company may grant options to acquire up to 3,000,000 common stock of the Company. The exercise price of each option will not be less than the fair market value price of the Company’s stock on the date of grant. The Plan is administered by the Board of Directors.

The movement of options is summarized as follows:

		Weighted
		average
	Number	exercise
	of options	price

Balance, December 31, 2015, 2014 and 2013	5,050,000	$0.05
Expired	(2,500,000)	0.05
Balance, December 31, 2016	2,550,000	$0.05

The following table summarizes information about stock options outstanding at December 31, 2016:

	Number	Weighted	Number
	outstanding	average	exercisable
	at	remaining	at	Average
Exercise	December 31,	contractual	December 31,	instrinsic	Expiry
price	2016	life (years)	2016	value	date

$0.05	2,550,000	0.25	2,550,000	$-	April 2, 2017*
	2,550,000	0.25	2,550,000

__________

*	Expired unexercised subsequent to year end.

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the year ended December 31, 2016 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. Total intrinsic value of options exercised was $nil (December 31, 2015 and 2014: $nil) for the year ended December 31, 2016.